BlackRock Basic Value V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 98.9%
Aerospace & Defense — 3.5%
Airbus SE
(a)
....................... 39,230 $ 2,845,180
BAE Systems plc, ADR ............... 253,559 6,351,653
9,196,833
Automobiles — 2.6%
General Motors Co. ................. 230,491 6,820,229
Banks — 8.6%
Bank of America Corp. ............... 126,051 3,036,568
Citigroup, Inc. ..................... 187,364 8,077,262
JPMorgan Chase & Co. .............. 42,817 4,121,993
Wells Fargo & Co. .................. 303,508 7,135,473
22,371,296
Beverages — 1.6%
Coca-Cola Co. (The) ................ 82,820 4,088,823
Biotechnology — 1.1%
Biogen, Inc.
(a)
..................... 10,087 2,861,480
Capital Markets — 1.2%
E*TRADE Financial Corp. ............. 65,258 3,266,163
Chemicals — 3.2%
Axalta Coating Systems Ltd.
(a)
.......... 157,420 3,490,001
Corteva , Inc. ...................... 172,649 4,974,018
8,464,019
Communications Equipment — 1.7%
Cisco Systems, Inc. ................. 115,575 4,552,499
Construction & Engineering — 0.8%
Quanta Services, Inc.
(b)
............... 40,609 2,146,592
Consumer Finance — 2.8%
Ally Financial, Inc. .................. 133,105 3,336,942
Capital One Financial Corp. ............ 55,557 3,992,326
7,329,268
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B
(a)
...... 20,740 4,416,376
Equitable Holdings, Inc. .............. 138,850 2,532,624
6,949,000
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc. .......... 154,199 9,173,299
Electric Utilities — 2.7%
Edison International ................. 37,764 1,919,922
Exelon Corp. ...................... 74,010 2,646,597
PPL Corp. ....................... 88,070 2,396,385
6,962,904
Electrical Equipment — 0.6%
Hubbell, Inc. ...................... 11,593 1,586,386
Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.
(a)
........................ 237,646 2,647,376
Food Products — 1.2%
Danone SA ....................... 46,840 3,034,064
Health Care Equipment & Supplies — 4.0%
Dentsply Sirona, Inc. ................ 66,660 2,915,042
Koninklijke Philips NV, NYRS
(a)(b)
......... 104,179 4,912,040
Medtronic plc ..................... 24,232 2,518,189
10,345,271
Security Shares Value
Health Care Providers & Services — 7.2%
Anthem, Inc. ...................... 22,220 $ 5,968,070
Cigna Corp. ...................... 25,003 4,235,758
CVS Health Corp. .................. 64,740 3,780,816
Laboratory Corp. of America Holdings
(a)
.... 14,653 2,758,720
McKesson Corp. ................... 13,100 1,950,983
18,694,347
Household Durables — 0.4%
Newell Brands, Inc. ................. 60,160 1,032,346
Industrial Conglomerates — 2.2%
General Electric Co. ................. 484,597 3,019,039
Siemens AG, ADR
(b)
................. 38,850 2,705,903
5,724,942
Insurance — 5.2%
American International Group, Inc. ....... 209,710 5,773,317
Arthur J Gallagher & Co. .............. 26,210 2,767,252
Fidelity National Financial, Inc. .......... 84,730 2,652,896
MetLife, Inc. ...................... 66,460 2,470,318
13,663,783
Interactive Media & Services — 1.7%
Alphabet, Inc., Class A
(a)
.............. 3,117 4,568,275
IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A 88,546 6,146,863
FleetCor Technologies, Inc.
(a)
........... 13,050 3,107,205
9,254,068
Media — 4.2%
Comcast Corp., Class A .............. 178,588 8,261,481
Fox Corp., Class A
(b)
................. 101,580 2,826,971
11,088,452
Multiline Retail — 2.7%
Dollar Tree, Inc.
(a)
................... 77,300 7,060,582
Multi-Utilities — 1.6%
NiSource, Inc. ..................... 60,860 1,338,920
Public Service Enterprise Group, Inc. ..... 50,060 2,748,795
4,087,715
Oil, Gas & Consumable Fuels — 5.7%
BP plc, ADR
(b)
..................... 135,301 2,362,355
ConocoPhillips .................... 87,681 2,879,444
Equinor ASA, ADR
(b)
................. 57,530 808,872
Marathon Petroleum Corp. ............ 143,791 4,218,828
Pioneer Natural Resources Co. ......... 34,017 2,925,122
Williams Cos., Inc. (The) .............. 80,308 1,578,052
14,772,673
Personal Products — 2.8%
Unilever NV, NYRS
(b)
................ 119,319 7,206,868
Pharmaceuticals — 5.3%
Bayer AG (Registered) ............... 87,110 5,374,141
Elanco Animal Health, Inc.
(a)
............ 75,300 2,103,129
Mylan NV
(a)
....................... 79,062 1,172,490
Sanofi, ADR ...................... 102,030 5,118,845
13,768,605
Professional Services — 1.1%
Robert Half International, Inc.
(b)
......... 56,126 2,971,310
Real Estate Management & Development — 0.8%
Howard Hughes Corp. (The)
(a)
.......... 37,370 2,152,512

BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc. ............... 19,330 $ 1,149,168
NXP Semiconductors NV ............. 21,660 2,703,385
3,852,553
Software — 2.4%
CDK Global, Inc. ................... 90,060 3,925,715
Open Text Corp.
(b)
.................. 52,740 2,227,738
6,153,453
Specialty Retail — 1.6%
Lowe's Cos., Inc. ................... 4,780 792,811
Ross Stores, Inc. ................... 27,910 2,604,561
TJX Cos., Inc. (The) ................. 14,190 789,674
4,187,046
Textiles, Apparel & Luxury Goods — 1.9%
Gildan Activewear , Inc.
(b)
.............. 147,813 2,907,482
Ralph Lauren Corp. ................. 31,905 2,168,583
5,076,065
Tobacco — 2.7%
Altria Group, Inc. ................... 121,926 4,711,221
British American Tobacco plc, ADR
(b)
...... 62,250 2,250,337
6,961,558
Security Shares Value
Wireless Telecommunication Services — 1.6%
Telephone & Data Systems, Inc. ......... 231,266 $ 4,264,545
Total Common Stocks — 98.9%
(Cost: $270,284,002) ............................. 258,337,200
Total Long-Term Investments — 98.9%
(Cost: $270,284,002) ............................. 258,337,200
Short-Term Securities — 8.0%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 2,182,359 2,182,359
SL Liquidity Series, LLC, Money Market Series,
0.25%
(d)
....................... 18,673,505 18,680,974
Total Short-Term Securities — 8.0%
(Cost: $20,864,637) .............................. 20,863,333
Total Investments — 106.9%
(Cost: $291,148,639 ) ............................. 279,200,533
Liabilities in Excess of Other Assets — (6.9)% ............ (18,137,369)
Net Assets — 100.0% .............................. $ 261,063,164
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 4,209,673 $ — $ (2,027,314) $ — $ — $ 2,182,359 2,182,359 $ 10,912 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 14,332,958 4,363,532 — (14,212) (1,304) 18,680,974 18,673,505 62,640
(b)
—
$ (14,212) $ (1,304) $ 20,863,333 $ 73,552 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hi erarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 6,351,653 $ 2,845,180 $ — $ 9,196,833
Automobiles .......................................... 6,820,229 — — 6,820,229
Banks ............................................... 22,371,296 — — 22,371,296
Beverages ........................................... 4,088,823 — — 4,088,823
Biotechnology ......................................... 2,861,480 — — 2,861,480
Capital Markets ........................................ 3,266,163 — — 3,266,163
Chemicals ............................................ 8,464,019 — — 8,464,019
Communications Equipment ................................ 4,552,499 — — 4,552,499
Construction & Engineering ................................ 2,146,592 — — 2,146,592
Consumer Finance ...................................... 7,329,268 — — 7,329,268
Diversified Financial Services ............................... 6,949,000 — — 6,949,000
Diversified Telecommunication Services ........................ 9,173,299 — — 9,173,299
Electric Utilities ........................................ 6,962,904 — — 6,962,904
Electrical Equipment ..................................... 1,586,386 — — 1,586,386
Electronic Equipment, Instruments & Components ................. 2,647,376 — — 2,647,376
Food Products ......................................... — 3,034,064 — 3,034,064
Health Care Equipment & Supplies ........................... 10,345,271 — — 10,345,271
Health Care Providers & Services ............................ 18,694,347 — — 18,694,347
Household Durables ..................................... 1,032,346 — — 1,032,346
Industrial Conglomerates .................................. 5,724,942 — — 5,724,942
Insurance ............................................ 13,663,783 — — 13,663,783
Interactive Media & Services ............................... 4,568,275 — — 4,568,275
IT Services ........................................... 9,254,068 — — 9,254,068
Media ............................................... 11,088,452 — — 11,088,452
Multiline Retail ......................................... 7,060,582 — — 7,060,582
Multi-Utilities .......................................... 4,087,715 — — 4,087,715
Oil, Gas & Consumable Fuels ............................... 14,772,673 — — 14,772,673

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Personal Products ...................................... $ 7,206,868 $ — $ — $ 7,206,868
Pharmaceuticals ....................................... 8,394,464 5,374,141 — 13,768,605
Professional Services .................................... 2,971,310 — — 2,971,310
Real Estate Management & Development ....................... 2,152,512 — — 2,152,512
Semiconductors & Semiconductor Equipment .................... 3,852,553 — — 3,852,553
Software ............................................. 6,153,453 — — 6,153,453
Specialty Retail ........................................ 4,187,046 — — 4,187,046
Textiles, Apparel & Luxury Goods ............................ 5,076,065 — — 5,076,065
Tobacco ............................................. 6,961,558 — — 6,961,558
Wireless Telecommunication Services ......................... 4,264,545 — — 4,264,545
Short-Term Securities ....................................... 2,182,359 — — 2,182,359
Subtotal ....................................................
$ 249,266,174 $ 11,253,385 $ — $ 260,519,559
Investments Valued at NAV
(a)
...................................... 18,680,974
$ —
Total Investments .............................................. $ 279,200,533
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.